Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Numerator:
Net income (loss)	$ 1,513	$ 219	$ (7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390
Income (loss) per common share	$ 0.11	$ 0.02	$ (0.68)
Numerator:
Net income (loss)	$ 1,513	$ 219	$ (7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)	6	46
Weighted-average common shares outstanding - diluted	13,544	11,438	11,390
Diluted income (loss) per common share	$ 0.11	$ 0.02	$ (0.68)